Environment - Summary of Environmental Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Environmental Expenses [Line Items]
Expenses	$ 9,664,683	$ 7,769,230	$ 2,245,891
Projects in Current Year [Member]
Environmental Expenses [Line Items]
Total Disbursements	20,968,708
Amounts Capitalized	11,304,025
Expenses	9,664,683
Disbursement amount in the future	3,255,494
Total Disbursements	24,224,202	11,740,947
Projects in Prior Period [Member]
Environmental Expenses [Line Items]
Total Disbursements		18,709,151
Amounts Capitalized		10,939,921
Expenses		7,769,230
Disbursement amount in the future		2,068,381
Total Disbursements		20,777,533
Pehuenche [Member] | Hydroelectric Central Environmental Expenditures [Member]
Environmental Expenses [Line Items]
Total Disbursements	48,574	6,786
Amounts Capitalized	48,574
Expenses		6,786
Total Disbursements	48,574	6,787
Pehuenche [Member] | Studies, Monitoring and Laboratory Analysis [Member]
Environmental Expenses [Line Items]
Total Disbursements	62,560
Expenses	62,560
Total Disbursements	62,560
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Redesat [Member]
Environmental Expenses [Line Items]
Total Disbursements	134,394	306,419
Expenses	134,394	306,419
Disbursement amount in the future	19,654
Total Disbursements	154,048	306,419
Enel Distribucion Chile S.A. [Member] | Vegetation Control In Redesat One [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,790,042
Amounts Capitalized	2,472,768
Expenses	3,317,274
Disbursement amount in the future	502,599
Total Disbursements	6,292,641
Enel Distribucion Chile S.A. [Member] | Management Respel [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,780	265
Expenses	1,780	265
Total Disbursements	1,780	265
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee [Member]
Environmental Expenses [Line Items]
Total Disbursements	15,383	239,285
Expenses	15,383	239,285
Disbursement amount in the future	36,633	18,644
Total Disbursements	52,016	257,929
Enel Distribucion Chile S.A. [Member] | Environmental management in Ssee One [Member]
Environmental Expenses [Line Items]
Total Disbursements	46,339	46,771
Expenses	46,339	46,771
Disbursement amount in the future	568
Total Disbursements	46,907	46,771
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/Bt [Member]
Environmental Expenses [Line Items]
Total Disbursements		3,066,846
Amounts Capitalized		3,066,846
Disbursement amount in the future		1,957,246
Total Disbursements		5,024,092
Enel Distribucion Chile S.A. [Member] | Environmental Permits [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,767	68,001
Amounts Capitalized	1,767	68,001
Disbursement amount in the future	5,203	34,811
Total Disbursements	6,970	102,812
Enel Distribucion Chile S.A. [Member] | Vegetation Control in Networks Mt/Bt [Member]
Environmental Expenses [Line Items]
Total Disbursements	19,416	3,313,454
Amounts Capitalized	19,416
Expenses		3,313,454
Disbursement amount in the future	373,059
Total Disbursements	392,475	3,313,454
Enel Distribucion Chile S.A. [Member] | Noise Control [Member]
Environmental Expenses [Line Items]
Total Disbursements		786
Expenses		786
Total Disbursements		786
Enel Distribucion Chile S.A. [Member] | Asbestos Removal from Underground Cables [Member]
Environmental Expenses [Line Items]
Total Disbursements		166,434
Amounts Capitalized		166,434
Disbursement amount in the future		37,290
Total Disbursements		203,724
Enel Distribucion Chile S.A. [Member] | Arborizations of Substations and Sat Line [Member]
Environmental Expenses [Line Items]
Total Disbursements		251,740
Amounts Capitalized		251,740
Disbursement amount in the future		20,390
Total Disbursements		272,130
Enel Distribucion Chile S.A. [Member] | Improvements in the Network M T/BT [Member]
Environmental Expenses [Line Items]
Total Disbursements	158,086
Amounts Capitalized	158,086
Disbursement amount in the future	18,056
Total Disbursements	176,142
Enel Distribucion Chile S.A. [Member] | Change of Trade X Caple Network [Member]
Environmental Expenses [Line Items]
Total Disbursements	851,792
Amounts Capitalized	851,792
Disbursement amount in the future	530,712
Total Disbursements	1,382,504
Enel Distribucion Chile S.A. [Member] | Replacement TD DAE Concentrica X TD. TRIF. Red Caple [Member]
Environmental Expenses [Line Items]
Total Disbursements	712,455
Amounts Capitalized	712,455
Disbursement amount in the future	295,961
Total Disbursements	1,008,416
Enel Distribucion Chile S.A. [Member] | Replace TRIFAS Transformers MEJ Quality BT [Member]
Environmental Expenses [Line Items]
Total Disbursements	1,288,155
Amounts Capitalized	1,288,155
Disbursement amount in the future	1,353,909
Total Disbursements	2,642,064
Enel Distribucion Chile S.A. [Member] | Environmental Management [Member]
Environmental Expenses [Line Items]
Total Disbursements	5,831
Expenses	5,831
Disbursement amount in the future	803
Total Disbursements	6,634
Enel Distribucion Chile S.A. [Member] | Removal of Asbestos from Underground Cables [Member]
Environmental Expenses [Line Items]
Total Disbursements	265,577
Amounts Capitalized	146,300
Expenses	119,277
Disbursement amount in the future	118,337
Total Disbursements	383,914	203,724
Enel Generacin Chile S.A. [Member] | Environmental costs in combined cycle plants [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,252,355
Expenses		1,252,355
Total Disbursements		1,252,355
Enel Generacin Chile S.A. [Member] | Environmental costs in hydroelectric plants [Member]
Environmental Expenses [Line Items]
Total Disbursements		251,277
Expenses		251,277
Total Disbursements		251,277
Enel Generacin Chile S.A. [Member] | Ralco Hydroelectric Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements		5,075,137
Amounts Capitalized		5,075,137
Total Disbursements		5,075,137
Enel Generacin Chile S.A. [Member] | Tal Tal Thermal Plant [Member]
Environmental Expenses [Line Items]
Total Disbursements		1,290,133
Amounts Capitalized		1,290,133
Total Disbursements		1,290,133
Enel Generacin Chile S.A. [Member] | Environmental costs in thermal plants [Member]
Environmental Expenses [Line Items]
Total Disbursements		870,281
Expenses		870,281
Total Disbursements		870,281
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.IT [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,102,056
Expenses	2,102,056
Total Disbursements	2,102,056	1,252,355
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.IT One [Member]
Environmental Expenses [Line Items]
Total Disbursements	2,867,523
Expenses	2,867,523
Total Disbursements	2,867,523	251,277
Enel Generacin Chile S.A. [Member] | Environmental Expenses CC.HH [Member]
Environmental Expenses [Line Items]
Total Disbursements	183,156
Expenses	183,156
Total Disbursements	183,156	870,281
Enel Generacin Chile S.A. [Member] | Central Quintero [Member]
Environmental Expenses [Line Items]
Total Disbursements	417,194
Amounts Capitalized	417,194
Total Disbursements	417,194	1,290,133
Enel Generacin Chile S.A. [Member] | C.H. Ralco
Environmental Expenses [Line Items]
Total Disbursements	4,542,216
Amounts Capitalized	4,542,216
Total Disbursements	4,542,216	5,075,137
GasAtacama Chile [Member] | Environmental monitoring [Member]
Environmental Expenses [Line Items]
Total Disbursements	797,543	1,463,204
Expenses	797,543	1,463,204
Total Disbursements	797,543	1,463,204
GasAtacama Chile [Member] | Standardization Cems [Member]
Environmental Expenses [Line Items]
Total Disbursements	645,302	1,021,630
Amounts Capitalized	645,302	1,021,630
Total Disbursements	645,302	1,021,630
GasAtacama Chile [Member] | Hydraulic Power Stations [Member]
Environmental Expenses [Line Items]
Total Disbursements	11,567
Expenses	11,567
Total Disbursements	$ 11,567
Eolica Canela [Member] | Environmental expenditures in power plants [Member]
Environmental Expenses [Line Items]
Total Disbursements		18,347
Expenses		18,347
Total Disbursements		$ 18,347